Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net (loss) income	$ (563,147)	$ (218,123)	$ 271,578
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation	629	615	1,070
Allowance (recovery) of expected credit losses	46,586	(5,421)	1,523
Deferred tax benefit	(54,143)	(43,363)	(1,673)
Changes in operating assets and liabilities:
Accounts receivable	(17,695)	147,672	199,691
Inventories	(1,151,776)	721,603	(243,233)
Prepaid expenses	(906,646)	(9,041)	(18,220)
Deposits and other current assets	(402,089)	474,285	(351,920)
Accounts payable	246	(33,167)
Contract liabilities	1,912	47,178	34,035
Accrued expenses and other current liabilities	44,108	(33,120)	13,871
Income tax payables			7,269
Net cash (used in) provided by operating activities	(3,002,015)	1,049,118	(86,009)
Cash flows from investing activities:
Purchase of property and equipment	(4,800)
Advances of loans receivable	(2,830,660)
Net cash used in investing activities	(2,835,460)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares pursuant to Initial Public Offering (“IPO”), net of issuance cost	9,298,294
Proceeds from bank borrowings	2,139,730	1,789,916	8,139,891
Repayments of bank borrowings	(2,067,351)	(3,105,648)	(7,584,920)
Repayments of advances from a related party			(961,961)
Advances from a related party	7,908	1,145,426
Payments of offering costs related to IPO	(514,913)	(339,727)
Net cash provided by (used in) financing activities	8,863,668	(510,033)	(406,990)
Effect of exchange rate changes on cash and cash equivalents, and restricted cash	(76,448)	1,242	(5,453)
Net increase (decrease) in cash and cash equivalents, and restricted cash	2,949,745	540,327	(498,452)
Cash and cash equivalents, and restricted cash, beginning of the period	3,020,683	1,497,894	1,184,475
Cash and cash equivalents, and restricted cash, end of the period	5,970,428	2,038,221	686,023
Reconciliation of cash and cash equivalents, and restricted cash to the consolidated balance sheets
Cash and cash equivalents	5,591,343	1,660,198	309,665
Restricted cash	379,085	378,023	376,358
Total cash and cash equivalents, and restricted cash	5,970,428	2,038,221	686,023
Supplemental disclosures of cash flow information:
Income tax paid			17,681
Interest paid	117,354	144,234	170,338
Supplemental disclosure of non-cash investing and financing activities:
Deferred IPO cost charged to additional paid-in capital	2,513,538
Settlement of the sale proceeds of life insurance policies with amount due to a related party		813,480
Settlement of dividend distribution with amount due from a related party			$ 255,410